Marketable Securities (Details) - CAD ($)		12 Months Ended
	Nov. 21, 2023	Mar. 31, 2026	Apr. 01, 2025	Mar. 31, 2025	Apr. 01, 2024
Disclosure of financial assets [line items]
Proceeds on sale of marketable securities	$ 270,000	$ 102,233
Marketable securities			$ 123,912	$ 123,912	$ 187,425
Loss on marketable securities		$ 21,679		$ 63,513
Common Shares [Member] | Battery Age Minerals Limited [Member]
Disclosure of financial assets [line items]
Number of shares (in Shares)		2,125,000